UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (11.4%)
	Consumer Discretionary (5.6%)
8,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	$8,491
45,000	Beverages & More, Inc.* 11.500%, 06/15/22	42,822
85,000	CCO Holdings, LLC / CCO Holdings Capital Corp.*µ 5.125%, 05/01/27	87,956
75,000	Century Communities, Inc.*µ 5.875%, 07/15/25	75,297
1,455,000	Dana Financing Luxembourg Sarl*µ 6.500%, 06/01/26	1,561,499
68,000	DISH DBS Corp.µ 5.875%, 11/15/24	73,955
815,000	L Brands, Inc.µ 5.625%, 02/15/22	856,818
	PetSmart, Inc.*
23,000	5.875%, 06/01/25µ	22,157
20,000	8.875%, 06/01/25^	18,937
	Rite Aid Corp.µ
75,000	6.125%, 04/01/23*	74,524
50,000	7.700%, 02/15/27	49,766
80,000	Salem Media Group, Inc.*µ 6.750%, 06/01/24	83,176
900,000	Service Corp. International 7.500%, 04/01/27	1,085,526
680,000	Sirius XM Radio, Inc.*µ 6.000%, 07/15/24	734,077
1,385,000	Toll Brothers Finance Corp.µ 4.000%, 12/31/18	1,417,291
		6,192,292

	Consumer Staples (0.2%)
55,000	Fresh Market, Inc.*µ 9.750%, 05/01/23	45,244
150,000	JBS USA LUX SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	152,969
		198,213

	Energy (0.2%)
40,000	Carrizo Oil & Gas, Inc.µ 8.250%, 07/15/25	42,182
80,000	DCP Midstream, LLC*µ‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	74,681
70,000	Laredo Petroleum, Inc.µ 6.250%, 03/15/23	72,149
		189,012

	Financials (0.5%)
120,000	Ally Financial, Inc.µ 8.000%, 11/01/31	149,397
75,000	AssuredPartners, Inc.* 7.000%, 08/15/25	75,848
65,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	72,527
35,000	HUB International, Ltd.*µ 7.875%, 10/01/21	36,652
PRINCIPAL AMOUNT		VALUE
200,000	Jefferies Finance, LLC* 7.250%, 08/15/24	$200,582
50,000	Navient Corp.µ 6.750%, 06/25/25	52,605
20,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	20,325
		607,936

	Health Care (1.8%)
	Community Health Systems, Inc.
150,000	7.125%, 07/15/20^	145,373
40,000	6.875%, 02/01/22	34,167
110,000	Endo International, PLC*µ 7.250%, 01/15/22	109,273
45,000	Greatbatch, Ltd.*µ 9.125%, 11/01/23	49,442
1,355,000	HCA Holdings, Inc.µ 5.875%, 05/01/23	1,481,279
230,000	Valeant Pharmaceuticals International, Inc.*^ 7.250%, 07/15/22	217,620
		2,037,154

	Industrials (1.0%)
30,000	Covanta Holding Corp. 5.875%, 03/01/24	29,367
18,000	DAE Funding, LLC* 5.000%, 08/01/24	18,391
35,000	Great Lakes Dredge & Dock Co.*µ 8.000%, 05/15/22	35,845
10,000	Hertz Corp.*µ 7.625%, 06/01/22	9,896
860,000	Icahn Enterprises, LPµ 4.875%, 03/15/19	871,945
20,000	Kar Auction Services, Inc.*µ 5.125%, 06/01/25	20,874
45,000	United Rentals North America, Inc. 4.875%, 01/15/28	45,112
70,000	United States Steel Corp.*µ 8.375%, 07/01/21	77,558
		1,108,988

	Information Technology (0.8%)
40,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	42,294
20,000	CDK Global, Inc.*µ 4.875%, 06/01/27	20,582
70,000	Clear Channel Worldwide Holdings, Inc.µ 7.625%, 03/15/20	70,321
695,000	First Data Corp.*µ 7.000%, 12/01/23	750,360
40,000	VFH Parent, LLC* 6.750%, 06/15/22	42,000
		925,557

	Materials (0.5%)
85,000	ArcelorMittal, SA~ 7.500%, 10/15/39	100,357
160,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	156,438

See accompanying Notes to Schedule of Investments

1

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
25,000		Kinross Gold Corp.*µ 4.500%, 07/15/27	$24,937
270,000		New Gold, Inc.*µ 6.375%, 05/15/25	280,202
			561,934

		Real Estate (0.0%)
2,000		Crescent Communities, LLC/Crescent Ventures, Inc.*µ 8.875%, 10/15/21	2,105
20,000		M/I Homes, Inc.* 5.625%, 08/01/25	20,200
			22,305

		Telecommunication Services (0.7%)
145,000		Embarq Corp.µ 7.995%, 06/01/36	147,668
175,000		Frontier Communications Corp.µ 9.000%, 08/15/31	142,556
		Intelsat Jackson Holdings, SA
40,000		7.500%, 04/01/21	38,000
35,000		9.750%, 07/15/25*	36,193
265,000		Sprint Corp.µ 7.625%, 02/15/25	299,248
30,000		Windstream Corp.µ 7.750%, 10/15/20	28,906
35,000		Windstream Services, LLC 7.750%, 10/01/21	31,513
			724,084

		Utilities (0.1%)
		NGPL PipeCo, LLC*
20,000		4.875%, 08/15/27	20,637
20,000		4.375%, 08/15/22	20,575
70,000		NRG Energy, Inc.µ 6.625%, 01/15/27	72,009
			113,221

		TOTAL CORPORATE BONDS (Cost $12,148,026)	12,680,696

CONVERTIBLE BONDS (36.1%)
		Consumer Discretionary (14.1%)
700,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	965,846
800,000		Cie Generale des Etablissements Michelin 0.000%, 01/10/22	833,559
3,040,000		Ctrip.com International, Ltd. 1.000%, 07/01/20	3,714,987
740,000		DISH Network Corp.*µ 3.375%, 08/15/26	919,990
		Liberty Interactive, LLC
1,690,000		1.750%, 09/30/46*µ	2,098,735
69,000		4.000%, 11/15/29	47,134
660,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	1,886,280
1,640,000		Priceline Group, Inc.^ 0.900%, 09/15/21	1,966,171
1,445,000		Tesla, Inc.µ 1.250%, 03/01/21	1,586,740
600,000		Valeo, SA 0.000%, 06/16/21	661,612
PRINCIPAL AMOUNT			VALUE
845,000		Weatherford International, Ltd.^ 5.875%, 07/01/21	$896,604
			15,577,658

		Energy (2.7%)
720,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	567,076
315,000		PDC Energy, Inc.µ 1.125%, 09/15/21	297,544
800,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	801,240
1,200,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	1,336,119
			3,001,979

		Financials (2.8%)
896,000		Ares Capital Corp.µ 4.750%, 01/15/18	908,074
800,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	1,054,780
1,361,000	CAD	Element Fleet Management Corp.*µ 4.250%, 06/30/20	1,080,285
			3,043,139

		Industrials (4.6%)
750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	831,147
1,200,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	1,219,117
1,100,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	1,604,278
1,280,000	EUR	Safran, SA 0.000%, 12/31/20	1,489,650
			5,144,192

		Information Technology (6.3%)
720,000		Finisar Corp.*^ 0.500%, 12/15/36	721,130
		FireEye, Inc.
538,000		1.625%, 06/01/35	490,632
499,000		1.000%, 06/01/35^	469,789
735,000		Lumentum Holdings, Inc.*µ 0.250%, 03/15/24	915,229
720,000		Nice Systems, Inc.* 1.250%, 01/15/24	780,307
1,005,000		ON Semiconductor Corp.^ 1.000%, 12/01/20	1,081,646
755,000		Realpage, Inc.*µ 1.500%, 11/15/22	858,624
655,000		WebMD Health Corp.µ 2.500%, 01/31/18	695,335
715,000		Workday, Inc.µ 0.750%, 07/15/18	918,518
			6,931,210

		Materials (1.9%)
1,235,000		Cemex, SAB de CV 3.720%, 03/15/20	1,441,436
709,000		Silver Standard Resources, Inc.^ 2.875%, 02/01/33	692,154
			2,133,590

See accompanying Notes to Schedule of Investments

2

Global Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Real Estate (2.3%)
1,650,000	AYC Finance, Ltd.
	0.500%, 05/02/19	$1,790,422
720,000	Starwood Waypoint Homes*µ
	3.500%, 01/15/22	779,738
		2,570,160
	Telecommunication Services (1.4%)
1,400,000	Telenor East Holding II AS
	0.250%, 09/20/19	1,576,960

	TOTAL CONVERTIBLE BONDS
	(Cost $39,861,650)	39,978,888

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (10.9%)
		Energy (0.1%)
5,535		NuStar Energy, LP‡
		8.500%, 12/31/49
		3 mo. USD LIBOR + 6.77%	146,899
		Financials (0.7%)
550		Wells Fargo & Company
		7.500%, 12/31/49	730,125
		Health Care (3.4%)
3,280		Allergan, PLCµ
		5.500%, 03/01/18	2,932,353
17,100		Anthem, Inc.µ
		5.250%, 05/01/18	880,308
			3,812,661
		Real Estate (0.4%)
3,643		American Tower Corp.µ
		5.500%, 02/15/18	436,067
		Telecommunication Services (5.1%)
25,375		Alibaba Exchangeable
		(Softbank)*§
		5.750%, 06/03/19	4,537,205
10,675		T-Mobile USA, Inc.µ
		5.500%, 12/15/17	1,070,169
			5,607,374
		Utilities (1.2%)
2,989		Dominion Resources, Inc.µ
		6.750%, 08/15/19	152,379
		NextEra Energy, Inc.µ
12,100		6.371%, 09/01/18	801,383
7,500		6.123%, 09/01/19	416,700
			1,370,462
		TOTAL CONVERTIBLE
		PREFERRED STOCKS
		(Cost $11,027,455)	12,103,588

COMMON STOCKS (74.8%)
		Consumer Discretionary (9.4%)
800		Amazon.com, Inc.#	790,224
45,200		D.R. Horton, Inc.µ^	1,613,188
25,700	EUR	Daimler, AG	1,800,665
NUMBER OF SHARES			VALUE
14,200	ZAR	Naspers, Ltd. - Class N	$3,138,974
9,840	DKK	Pandora, A/S	1,132,472
34,200	JPY	Toyota Motor Corp.µ	1,927,507
			10,403,030
		Consumer Staples (11.8%)
14,300	EUR	Anheuser-Busch InBev, SA	1,725,046
33,454		Coca-Cola Companyµ^	1,533,531
85,000	GBP	Diageo, PLC	2,745,243
35,390	JPY	Japan Tobacco, Inc.	1,229,772
15,300	CHF	Nestlé, SA	1,291,466
13,400		Philip Morris International, Inc.µ	1,563,914
17,750	EUR	Unilever, NVµ	1,034,428
10,800		Wal-Mart Stores, Inc.µ^	863,892
13,600		Walgreens Boots Alliance, Inc.	1,097,112
			13,084,404
		Energy (5.5%)
15,250		Anadarko Petroleum Corp.µ	696,467
21,800	CAD	Canadian Natural Resources, Ltd.µ	666,721
14,715		Exxon Mobil Corp.µ^	1,177,788
44,065	EUR	Royal Dutch Shell, PLC - Class Aµ	1,246,595
13,100		Schlumberger, Ltd.	898,660
16,340	EUR	TOTAL, SA	830,950
25,700	CAD	Tourmaline Oil Corp.µ#	569,966
			6,087,147
		Financials (11.7%)
141,608	HKD	AIA Group, Ltd.	1,113,819
10,250	EUR	Amundi, SA*	792,757
71,400		Bank of America Corp.µ	1,722,168
11,800	EUR	BNP Paribas, SA	914,449
18,200		Citigroup, Inc.µ^	1,245,790
285,000	JPY	Daiwa Securities Group, Inc.	1,641,403
22,100		JPMorgan Chase & Companyµ^	2,028,780
165,900	JPY	Mitsubishi UFJ Financial Group, Inc.	1,052,488
6,700		PNC Financial Services Group, Inc.µ	862,960
30,000		Wells Fargo & Companyµ	1,618,200
			12,992,814
		Health Care (7.5%)
12,900		Baxter International, Inc.	780,192
28,500	JPY	Chugai Pharmaceutical Company, Ltd.^	1,142,967
9,900		Johnson & Johnsonµ	1,313,928
21,050		Merck & Company, Inc.µ	1,344,674
12,880	CHF	Novartis, AG	1,097,090
19,650	DKK	Novo Nordisk, A/S - Class B	835,704
4,550	CHF	Roche Holding, AG	1,151,920
12,100	GBP	Shire, PLC	676,419
			8,342,894
		Industrials (7.1%)
111,500	HKD	CK Hutchison Holdings, Ltd.	1,467,242
9,500	JPY	FANUC Corp.	1,942,321
24,400		General Electric Companyµ^	624,884
192,000	GBP	International Consolidated Airlines Group, SA	1,464,283
29,500	JPY	Komatsu, Ltd.	791,118
10,200	EUR	Schneider Electric, SE#	800,529

See accompanying Notes to Schedule of Investments

3

Calamos Global Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
6,500		United Technologies Corp.	$770,705
			7,861,082
		Information Technology (15.1%)
4,680		Alphabet, Inc. - Class Aµ#	4,424,940
19,400		Apple, Inc.^	2,885,362
5,000	EUR	ASML Holding, NV	754,006
5,800		Baidu, Inc.µ^#	1,312,830
9,100		Facebook, Inc. - Class Aµ#	1,540,175
24,700		Microsoft Corp.µ	1,795,690
26,100		QUALCOMM, Inc.µ^	1,388,259
300	KRW	Samsung Electronics Company, Ltd.	645,144
272,000	TWD	Taiwan Semiconductor
		Manufacturing Company, Ltd.	1,922,742
			16,669,148
		Materials (2.0%)
272,000	GBP	Glencore, PLC#	1,199,900
26,400		Newmont Mining Corp.µ^	981,288
			2,181,188
		Telecommunication Services (3.1%)
34,200		AT&T, Inc.µ^	1,333,800
25,000	JPY	Nippon Telegraph & Telephone Corp.	1,223,455
11,500	JPY	SoftBank Group Corp.	926,872
			3,484,127
		Utilities (1.6%)
45,753		Exelon Corp.µ	1,754,170

		TOTAL COMMON STOCKS
		(Cost $84,501,890)	82,860,004

EXCHANGE-TRADED FUNDS (1.4%)
		Other (1.4%)
8,425		iShares iBoxx High Yield
		Corporate Bond ETF^	749,067
20,025		SPDR Barclays Capital High Yield
		Bond ETF^	748,935

		TOTAL EXCHANGE-TRADED FUNDS
		(Cost $1,480,032)	1,498,002

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
4
400	Call, 10/20/17, Strike $27.00	352
4
400	Call, 10/20/17, Strike $25.00	580
4
400	Put, 10/20/17, Strike $21.00	406
4
400	Put, 10/20/17, Strike $19.00	200

TOTAL PURCHASED OPTIONS
(Cost $1,845)	1,538
NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.3%)
2,370,626	Fidelity Prime Money Market Fund - Institutional Class	$2,371,574
2,363,212	Morgan Stanley Institutional
	Liquidity Funds - Government Portfolio	2,363,212

	TOTAL SHORT TERM INVESTMENTS
	(Cost $4,734,786)	4,734,786

TOTAL INVESTMENTS (138.9%)
(Cost $153,755,684)		153,857,502

LIABILITIES, LESS OTHER ASSETS (-38.9%)		(43,086,102)
NET ASSETS (100.0%)		$110,771,400

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
4
400	Put, 10/20/17, Strike $25.00	$(1,196)
4
400	Put, 10/20/17, Strike $23.00	(736)

	TOTAL WRITTEN OPTIONS
	(Premium $1,736)	$(1,932)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $50,501,153. $8,558,097 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).

^	Security, or portion of security, is on loan.

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $3,542.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

4

Global Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

5

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2017
	Value	% of Total Investments
US Dollar	$104,764,298	68.1%
European Monetary Unit	15,013,979	9.8%
Japanese Yen	11,877,903	7.7%
British Pound Sterling	6,085,845	4.0%
Swiss Franc	3,540,476	2.3%
South African Rand	3,138,974	2.0%
Hong Kong Dollar	2,581,061	1.7%
Canadian Dollar	2,316,972	1.5%
Danish Krone	1,968,176	1.3%
New Taiwan Dollar	1,922,742	1.2%
South Korean Won	645,144	0.4%
Total Investments Net of Written Options	$153,855,570	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

6

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 30% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost basis of investments	$153,753,948
Gross unrealized appreciation	7,417,455
Gross unrealized depreciation	(7,315,833)
Net unrealized appreciation (depreciation)	$101,622

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $13.75 million and a lending agreement (“Lending Agreement”), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $41.25 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .20% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2017, the average borrowings under the Agreements were $42.0 million. For the period ended July 31, 2017, the average interest rate was 1.76%. As of July 31, 2017, the amount of total outstanding borrowings was $42.0 million ($10.5 million under the BNP Agreement and $31.5 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2017 was 1.70%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The payment is disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities, or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2017, the Fund used approximately $11.4 million of its cash collateral to offset the SSB Agreement, representing 7.5% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.99%, which can fluctuate depending on interest rates. As of July 31, 2017, approximately $11.2 million of securities were on loan ($6.3 million of fixed income securities and $4.9 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$12,680,696	$—	$12,680,696
Convertible Bonds	—	39,978,888	—	39,978,888
Convertible Preferred Stocks	7,566,383	4,537,205	—	12,103,588
Common Stocks U.S.	39,963,571	—	—	39,963,571
Common Stocks Foreign	1,236,687	41,659,746	—	42,896,433
Exchange-Traded Funds	1,498,002	—	—	1,498,002
Purchased Options	1,538	—	—	1,538
Short Term Investments	4,734,786	—	—	4,734,786
Total	$55,000,967	$98,856,535	$—	$153,857,502
Liabilities:
Written Options	$1,932	$—	$—	$1,932
Total	$1,932	$—	$—	$1,932

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock	$—	$3,667,367	$3,667,367	$—
Total	$—	$3,667,367	$3,667,367	$—

* Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 1, 2017